Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 30,571	¥ 2,512,620
2014	19,858	1,632,093
2015	16,129	1,325,676
2016	15,588	1,281,176
2017	$ 9,129	¥ 750,350